Investment Objectives and Goals	Jun. 24, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	ANFIELD UNIVERSAL FIXED INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Anfield Universal Fixed Income ETF (the “Universal Fixed Income Fund” or the “Fund”) seeks current income.
ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Prospectus [Line Items]
Risk/Return [Heading]	ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Anfield U.S. Equity Sector Rotation ETF (the “U.S. Equity Sector Fund” or the “Fund”) seeks to provide capital appreciation.